                           PORTFOLIO ARCHITECT LIFE
      MODIFIED SINGLE PREMIUM INDIVIDUAL VARIABLE LIFE INSURANCE POLICIES

                       MAY 1, 2006 PROSPECTUS SUPPLEMENT

                           ISSUED TO INDIVIDUALS BY:

METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT SEPARATE ACCOUNT FOUR
                                      OR
   METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT -- METLIFE OF CT SEPARATE
                                  ACCOUNT TWO

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for Portfolio Architect Life, a modified single premium individual life insurance policy issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Policy for the name of your issuing company. The issuing company is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers, but continues to accept addition premium payments. Although the Policy can operate as a single premium policy, additional premium payments may be made under certain circumstances provided there are no outstanding policy loans.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, LISTED BELOW). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available (please see "The Funds" for additional Investment Options that may be available depending on when you purchased your Policy):

MET INVESTORS SERIES TRUST                             METROPOLITAN SERIES FUND, INC.
 Batterymarch Mid-Cap Stock Portfolio -- Class A/+/     BlackRock Aggressive Growth Portfolio -- Class D/+/
 Federated High Yield Portfolio -- Class A              BlackRock Bond Income Portfolio -- Class A/+/
 Harris Oakmark International Portfolio -- Class A/+/   BlackRock Money Market Portfolio -- Class A/+/
 Janus Capital Appreciation Portfolio -- Class A/+/     FI Large Cap Portfolio -- Class A/+/
 Lord Abbett Growth and Income Portfolio -- Class B/+/  FI Value Leaders Portfolio -- Class D/+/
 Pioneer Strategic Income Portfolio -- Class A/+/       MFS Total Return Portfolio -- Class F/+/

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/+/ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "Additional Information Regarding the Funds" for more information.

* THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A POLICY ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

                                   THE FUNDS

The Funds offered through this Policy are listed below. Some Funds may not be available in certain states. Each Fund is registered under the Investment Company Act of 1940 as an open-end, management investment company. These Funds are not publicly traded and are offered only through variable annuity and variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund, and Policy Owners should not compare the two.

We select the Funds offered through this product based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's Investment Adviser or its distributor. In some cases, we have included Funds based on recommendations made by broker-dealer firms.

In certain circumstances, the Company's ability to remove or replace a Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove a Fund, which in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Funds advised by Legg Mason affiliates in seeking to make a substitution for a Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Cash Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy owners. We do not provide investment advice and do not recommend or endorse any particular Fund.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocation of Premiums or Cash Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of a Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company may benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the advisers to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-800-334-4298 OR THROUGH YOUR INSURANCE AGENT. We do not guarantee the investment results of the Funds.

                                                            INVESTMENT                                 INVESTMENT
                   FUND                                     OBJECTIVE                              ADVISER/SUBADVISER
------------------------------------------ --------------------------------------------- ---------------------------------------
MET INVESTORS SERIES TRUST
 Batterymarch Mid-Cap Stock Portfolio --   Seeks growth of capital.                      Met Investors Advisory LLC Subadviser:
   Class A                                                                               Batterymarch Financial Management, Inc.

 Federated High Yield Portfolio --         Seeks high current income.                    Met Investors Advisory LLC Subadviser:
   Class A                                                                               Federated Investment Management
                                                                                         Company

 Harris Oakmark International Portfolio -- Seeks long-term capital appreciation.         Met Investors Advisory LLC Subadviser:
   Class A                                                                               Harris Associates L.P.

 Janus Capital Appreciation Portfolio --   Seeks capital appreciation.                   Met Investors Advisory LLC Subadviser:
   Class A                                                                               Janus Capital Management, LLC

 Lord Abbett Growth and Income Portfolio   Seeks growth of capital and current income    Met Investors Advisory LLC Subadviser:
   -- Class B                              without excessive fluctuations in the market. Lord, Abbett & Co. LLC

 Pioneer Strategic Income Portfolio --     Seeks a high level of current income.         Met Investors Advisory LLC Subadviser:
   Class A                                                                               Pioneer Investment Management, Inc.

METROPOLITAN SERIES FUND, INC.
 BlackRock Aggressive Growth Portfolio     Seeks maximum capital appreciation.           MetLife Advisers, LLC Subadviser:
   -- Class D                                                                            BlackRock Advisors, Inc.

 BlackRock Bond Income Portfolio --        Seeks competitive total return primarily      MetLife Advisers, LLC Subadviser:
   Class A                                 from investing in fixed-income securities.    BlackRock Advisors, Inc.

 BlackRock Money Market Portfolio --       Seeks a high level of current income          MetLife Advisers, LLC Subadviser:
   Class A                                 consistent with preservation of capital.      BlackRock Advisors, Inc.

                                                    INVESTMENT                               INVESTMENT
                FUND                                OBJECTIVE                            ADVISER/SUBADVISER
------------------------------------- -------------------------------------- ------------------------------------------
 FI Large Cap Portfolio -- Class A    Seeks long-term growth of capital.     MetLife Advisers, LLC Subadviser: Fidelity
                                                                             Management & Research Company

 FI Value Leaders Portfolio - Class D Seeks long-term growth of capital.     MetLife Advisers, LLC Subadviser: Fidelity
                                                                             Management & Research Company

 MFS Total Return Portfolio - Class F Seeks a favorable total return through MetLife Advisers, LLC Subadviser:
                                      investment in a diversified portfolio. Massachusetts Financial Services Company

ADDITIONAL INFORMATION REGARDING FUNDS

FUND MERGERS/REORGANIZATIONS
THE FORMER FUNDS WERE MERGED WITH AND INTO THE NEW FUNDS.

              FORMER FUND                               NEW FUND
--------------------------------------- ----------------------------------------
THE TRAVELERS SERIES TRUST              MET INVESTORS SERIES TRUST
 Disciplined Mid Cap Stock Portfolio     Batterymarch Mid-Cap Stock Portfolio
 Federated High Yield Portfolio          Federated High Yield Portfolio
 Federated Stock Portfolio               Lord Abbett Growth and Income Portfolio
 Mondrian International Stock Portfolio  Harris Oakmark International Portfolio
 Pioneer Strategic Income Portfolio      Pioneer Strategic Income Portfolio

THE TRAVELERS SERIES TRUST              METROPOLITAN SERIES FUND, INC.
 Equity Income Portfolio                 FI Value Leaders Portfolio
 Large Cap Portfolio                     FI Large Cap Portfolio
 MFS Mid Cap Growth Portfolio            BlackRock Aggressive Growth Portfolio
 MFS Total Return Portfolio              MFS Total Return Portfolio
 Strategic Equity Portfolio              FI Large Cap Portfolio
 Travelers Quality Bond Portfolio        BlackRock Bond Income Portfolio

                                        MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                Janus Capital Appreciation Portfolio

                                        METROPOLITAN SERIES FUND, INC.
MONEY MARKET PORTFOLIO                   BlackRock Money Market Portfolio

                           FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2005. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2005, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                       MINIMUM MAXIMUM
                                                       ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)  0.42%   0.95%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                            DISTRIBUTION                        CONTRACTUAL
                                                               AND/OR                           FEE WAIVER    NET TOTAL
                                                              SERVICE             TOTAL ANNUAL    AND/OR       ANNUAL
                                                 MANAGEMENT   (12B-1)     OTHER    OPERATING      EXPENSE     OPERATING
UNDERLYING FUND:                                    FEE         FEES     EXPENSES   EXPENSES   REIMBURSEMENT EXPENSES **
----------------                                 ---------- ------------ -------- ------------ ------------- -----------
MET INVESTORS SERIES TRUST
 Batterymarch Mid-Cap Stock Portfolio --
   Class A......................................    0.70%         --       0.10%      0.80%          --         0.80%/(1)/
 Federated High Yield Portfolio -- Class A......    0.60%         --       0.21%      0.81%          --         0.81%/(1)/
 Harris Oakmark International Portfolio --
   Class A......................................    0.82%         --       0.13%      0.95%          --         0.95%
 Janus Capital Appreciation Portfolio -- Class A    0.65%         --       0.09%      0.74%          --         0.74%/(1)/
 Lord Abbett Growth and Income Portfolio --
   Class B......................................    0.50%       0.25%      0.04%      0.79%          --         0.79%/(2)/
 Pioneer Strategic Income Portfolio -- Class A..    0.73%         --       0.09%      0.82%          --         0.82%/(1)/
METROPOLITAN SERIES FUND, INC.
 BlackRock Aggressive Growth Portfolio --
   Class D*.....................................    0.73%       0.10%      0.06%      0.89%          --         0.89%
 BlackRock Bond Income Portfolio -- Class A.....    0.40%         --       0.07%      0.47%          --         0.47%/(3)/
 BlackRock Money Market Portfolio -- Class A....    0.35%         --       0.07%      0.42%        0.01%        0.41%/(4)/
 FI Large Cap Portfolio -- Class A..............    0.80%         --       0.06%      0.86%          --         0.86%/(5)/
 FI Value Leaders Portfolio -- Class D*.........    0.66%       0.10%      0.07%      0.83%          --         0.83%
 MFS Total Return Portfolio -- Class F*.........    0.57%       0.20%      0.16%      0.93%          --         0.93%/(6)/

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* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

NOTES

(1) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.
(2) The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.
(3) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.
(4) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and 0.015% on the next $500 million of assets.
(5) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.
(6) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

                       MORTALITY AND EXPENSE RISK CHARGE

We are waiving the Mortality and Expense Risk Charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.

                            TRANSFERS OF CASH VALUE

Generally, you may transfer Cash Value among the Investment Options. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING

The Contract is intended for use as a long-term investment vehicle and is not designed to serve as a vehicle for excessive trading or market timing in an attempt to take advantage of short-term fluctuations in the stock market. Frequent requests from Policy Owners to transfer cash value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e., the Federated High Yield Portfolio, Harris Oakmark International Portfolio, and Pioneer Strategic Income Portfolio - the "Monitored Funds"), and we monitor transfer activity in those Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

     . reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

     . reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Policy owners and other persons with interest in the Policies should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Fund or its principal underwriter that will obligate us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and
(2) execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that some Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares as a result of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single policy owner. You should read the Fund prospectuses for more details.